COMMITMENTS AND CONTINGENCIES	15 Months Ended
Sep. 30, 2011
COMMITMENTS AND CONTINGENCIES [Text Block]

11. COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company had a lease obligation for the rental of office space in Little Falls New Jersey until May 1, 2011. The current annual obligation under such lease requires rent of $2,347 per month ($28,164 annually) for the year beginning June 1, 2011 and ending May 31, 2012.

mPhase has entered into various agreements with Georgia Tech Research ("GTRC") and its affiliate, Georgia Tech Applied Research Corporation ("GTARC"), pursuant to which the Company receives technical assistance in developing the commercialization of its Digital Video and Data Delivery System. The amount incurred by the Company for GTRC technical assistance with respect to its research and development activities during the years ended 2009, 2010 and 2011 totaled $0, $0 and $0 respectively, and $13,539,952 from the period from inception through June 30, 2011, all of which is included in “discontinued operations”.

CONTINGENCIES

The Company has offered and sold convertible notes to JMJ Financial in the aggregate principal amount plus accrued interest of $10,270,400 through June 30, 2011. Such convertible notes provide cash funding to the Company of up to $9,500,600. Through June 30, 2011 and September 30, 2011, approximately $6,472,000 of cash has been received by the Company, $5,936,150 and $5,990,606 of which of which has been converted by JMJ Financial through June 30, 2011 and September 30, 2011, respectively, into a substantial number of shares of common stock without registration under the Securities Act of 1933, as amended, or qualification under state securities laws. The Company believes that any sales of common stock by JMJ are in full compliance with Rule 144 of the Securities Act of 1933, as amended, and has obtained an opinion of outside counsel regarding such compliance.

Nevertheless, it is possible such compliance could be challenged in the future by either regulatory agencies or shareholders. In particular, questions regarding the economic risk of JMJ Financial with respect to the collateral required under the secured note delivered by JMJ Financial in payment of the purchase price for the Company’s convertible note could be raised since the secured note contains a prepayment provision allowing JMJ to prepay such note, in full, by returning the convertible note. If a court of law determines that any offer or sale of common stock of the Company received in a conversion by JMJ Financial was not in compliance with Rule 144 then JMJ could be deemed to be an underwriter. The result would be that the Company would have been engaged in a primary offering of common stock through an underwriter in violation of the registration requirements of the Securities Act of 1933, as amended.

The Securities Act of 1933, as amended, requires that any claim for rescission be brought within one year of the violation. The time periods within which claims for rescission must be brought under state securities laws vary and may be two years or more from the date of the violation. At June 30, 2011 and September 30, 2011, approximately 395 million shares of our outstanding common stock issued in respect of our convertible note transactions with JMJ Financial could be subject to rescission with a potential liability approximating $4.08 and $4.171 million, including a liability of approximately $448,000 and $538,800 for interest at 10% per annum, respectively.